Offerings - Offering: 1	Aug. 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	6.50% Fixed-to-Floating Rate Subordinated Notes due 2036
Amount Registered | shares	175,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 175,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 24,167.50
Offering Note	This "Calculation of Filing Fee" table shall be deemed to update the "Calculation of Filing Fee" table in the registrants Registration Statement on Form S-3 (File No. 333-275213), filed with the U.S. Securities and Exchange Commission on October 10, 2023, in accordance with Rule 457(o) under the Securities Act of 1933.